Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2023
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 14 – SELLING AND MARKETING EXPENSES

Selling and marketing expenses as of December 31, 2023, 2022 and 2021 consisted of the following:

	2023	2022	2021
Employee compensation and benefits	$202,992	$141,600	$99,797
Travel and promotion	125,213	36,768	45,083
Shipping and handling	191,671	181,556	78,281
Insurance	12,233	-	2,813
Consulting fee	24,725	6,917	6,203
Inspection and certification fees	141,729	196,732	77,352
Entertainment	182,221	140,292	166,295
Office and miscellaneous	81,695	16,255	30,481
Total	$962,479	$720,120	$506,305